UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from July 1, 2007 to July 31, 2007

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 000-23108

Discover Bank
(Exact name of depositor as specified in its charter)

Discover Bank
(Exact name of sponsor as specified in its charter)

Delaware	51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Indentification Number)

c/o Discover Bank 12 Read's Way New Castle, Delaware (Address of principal executive offices of the issuing entity )	19720 (Zip Code)

(302) 323-7434
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Delay of Commencement of Accumulation Period: On July 31, 2007, Discover Bank, pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the applicable series supplement thereto, exercised its right to delay the Accumulation Period (as defined in the applicable series supplement to the Pooling and Servicing Agreement) for Series 2005-1. The Accumulation Period for Series 2005-1, which was scheduled to commence on September 1, 2007 (the first day of the Due Period related to the October 2007 Distribution Date), will be delayed until February 1, 2008 (the first day of the Due Period related to the March 2008 Distribution Date).

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2001-1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2001-1, which is attached as Exhibit 99(b) hereto.

(C) Series 2003-1, Subseries 3:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 99(c) hereto.

(D) Series 2003-2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2003-2, which is attached as Exhibit 99(d) hereto.

(E) Series 2003-3:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2003-3, which is attached as Exhibit 99(e) hereto.

(F) Series 2003-4, Subseries 1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 99(f) hereto.

(G) Series 2003-4, Subseries 2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(g) hereto.

(H) Series 2004-1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2004-1, which is attached as Exhibit 99(h) hereto.

(I) Series 2004-2, Subseries 1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 99(i) hereto.

(J) Series 2004-2, Subseries 2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(j) hereto.

(K) Series 2005-1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2005-1, which is attached as Exhibit 99(k) hereto.

(L) Series 2005-2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2005-2, which is attached as Exhibit 99(l) hereto.

(M) Series 2005-3:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2005-3, which is attached as Exhibit 99(m) hereto.

(N) Series 2005-4, Subseries 1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(n) hereto.

(O) Series 2005-4, Subseries 2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(o) hereto.

(P) Series 2006-1, Subseries 1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 99(p) hereto.

(Q) Series 2006-1, Subseries 2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(q) hereto.

(R) Series 2006-2, Subseries 1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(r) hereto.

(S) Series 2006-2, Subseries 2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(s) hereto.

(T) Series 2006-2, Subseries 3:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(t) hereto.

(U) Series 2006-3:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2006-3, which is attached as Exhibit 99(u) hereto.

(V) Series 2007-1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2007-1, which is attached as Exhibit 99(v) hereto.

(W) Series 2007-2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2007-2, which is attached as Exhibit 99(w) hereto.

(X) Series 2007-3, Subseries 1:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2007-3, Subseries 1, which is attached as Exhibit 99(x) hereto.

(Y) Series 2007-3, Subseries 2:

On August 15, 2007 the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(y) hereto.

Series 2007-CC Collateral Certificate:

On August 15, 2007, the Registrant made available the Monthly Certificateholders' Statement for July 2007 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on August 15, 2007 (file number 333-141703-02).

PART II OTHER INFORMATION Item 3. Sales of Securities and Use of Proceeds

Series 2007-CC

On July 26, 2007, Series 2007-CC Collateral Certificate (the “Collateral Certificate”) was issued to Discover Bank pursuant to the Pooling and Servicing Agreement, and Series Supplement for Series 2007-CC, dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the “Series 2007-CC Supplement”). Discover Bank transferred the Collateral Certificate to the Note Issuance Trust, which has issued and will issue notes (the “Notes”) supported by the Collateral Certificate pursuant to the Indenture, dated as of July 26, 2007 between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, as supplemented by an applicable indenture supplement and terms document. Additional information regarding the Collateral Certificate and the DiscoverSeries Class B(2007-1) Notes and the DiscoverSeries Class C(2007-1) Notes of Note Issuance Trust which are supported thereby has been previously disclosed in the prospectus (the “Prospectus”), the prospectus supplement for the DiscoverSeries Class B(2007-1) Notes (the “Class B(2007-1) Prospectus Supplement”) and the prospectus supplement for the DiscoverSeries Class C(2007-1) Notes (the “Class C(2007-1) Prospectus Supplement”), each dated July 20, 2007 and previously filed by us with the Securities and Exchange Commission on July 24, 2007 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries shall be subordinated in right of payment to Series 2007-CC.

The Master Trust allocates collections and interchange, if applicable, among each series including Series 2007-CC, based on each series’ investor interest in receivables. For Series 2007-CC, the investor interest in receivables will reflect the aggregate nominal liquidation amount of the notes issued by the Note Issuance Trust. Increases and decreases of the aggregate nominal liquidation amount of such notes during the relevant monthly distribution period are described in the Asset-Backed Issuer Distribution Report on Form 10-D filed by the Note Issuance Trust on August 15, 2007. The Master Trust also allocates receivables that Discover Bank has charged off as uncollectible to each series or subseries based on the investor interest in receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2007-CC Supplement, will specify the percentages of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors or an amortization event, early redemption event or event of default has occurred and is continuing. These percentage may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged off against the investor interest in receivables represented by each certificate, including an allocation to the Collateral Certificate based on the series charge-off percentage for Series 2007-CC. Finance charge collections (including recoveries on charged-off accounts), interchange, investment income and principal collections allocated by the Master Trust are used or allocated by the Note Issuance Trust pursuant to the Indenture and applicable indenture supplement and terms document, as previously disclosed in the Prospectus, the Class B(2007-1) Prospectus Supplement and the Class C(2007-1) Prospectus Supplement.

Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of a series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the Series 2007-CC Collateral Certificate by a corresponding amount.

The approval of, or notification to, outstanding certificateholders of the Master Trust is not required in connection with a new issuance of certificates or notes. In addition, Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.	Exhibits
Exhibit No.		Description
99(a)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 1996-4.
99(b)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2001-1.
99(c)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2003-1, Subseries 3.
99(d)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2003-2.
99(e)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2003-3.
99(f)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2003-4, Subseries 1.
99(g)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2003-4, Subseries 2.
99(h)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2004-1.
99(i)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2004-2, Subseries 1.
99(j)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2004-2, Subseries 2.
99(k)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2005-1.
99(l)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2005-2.
99(m)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2005-3.
99(n)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2005-4, Subseries 1.
99(o)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2005-4, Subseries 2.

99(p)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2006-1, Subseries 1.

99(q)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2006-1, Subseries 2.

99(r)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2006-2, Subseries 1.

99(s)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2006-2, Subseries 2.

99(t)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2006-2, Subseries 3.

99(u)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2006-3.

99(v)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2007-1.

99(w)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2007-2.

99(x)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2007-3, Subseries 1.

99(y)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2007, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

/S/ Michael F. Rickert ___________________________________ Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Date: August 15, 2007

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 1996-4.

99(b)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2001-1.

99(c)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2003-1, Subseries 3.

99(d)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2003-2.

99(e)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2003-3.

99(f)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2003-4, Subseries 1.

99(g)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2003-4, Subseries 2.

99(h)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2004-1.

99(i)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2004-2, Subseries 1.

99(j)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2004-2, Subseries 2.

99(k)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2005-1.

99(l)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2005-2.

99(m)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2005-3.

99(n)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2005-4, Subseries 1.

99(o)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2005-4, Subseries 2.

99(p)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2006-1, Subseries 1.

99(q)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2006-1, Subseries 2.

99(r)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2006-2, Subseries 1.

99(s)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2006-2, Subseries 2.

99(t)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2006-2, Subseries 3.

99(u)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2006-3.

99(v)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2007-1.

99(w)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2007-2.

99(x)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2007-3, Subseries 1.

99(y)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2007, for Series 2007-3, Subseries 2.